787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Private Investments Fund

Investment Company Act File No. 811-23584

Ladies and Gentlemen:

On behalf of BlackRock Private Investments Fund (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Trust’s Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Dean A. Caruvana, Esq., BlackRock Advisors, LLC

Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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